CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	800.0	800.0
Common stock, par value per share (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares outstanding	301.1	294.7